NATURE AND DESCRIPTION OF BUSINESS	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
NATURE AND DESCRIPTION OF BUSINESS

NOTE 1 – NATURE AND DESCRIPTION OF BUSINESS

TC BioPharm (Holdings) plc (“TC BioPharm” or the “Company”) was incorporated on October 25, 2021 as a Public limited company, limited by shares, in Scotland and domiciled in the United Kingdom and has the following wholly owned subsidiaries: TC BioPharm Limited, TC BioPharm (North America) Inc. and TC BioPharm BV (together the “Group” and “Company”).

The principal activity of the Company is as a clinical stage immuno-therapy company pioneering commercialization of allogeneic, ‘off-the-shelf’ gamma-delta T cell (‘GD-T’) therapies, ranging from unmodified GD-T therapies to treat haematological cancers and viral infections, to sophisticated proprietary GD-T CAR-T products designed to reach and treat solid tumors.

The Company was historically classified as a foreign private issuer (“FPI”), and as of June 30, 2023, the Company determined that, pursuant to the definition provided in Rule 405 of the Securities Act of 1933, it no longer satisfied the criteria to be considered an FPI. Pursuant to section 6120 of the Securities and Exchange Commission’s (“SEC”) financial reporting manual (“FRM”) the Company was permitted to continue to use forms applicable to FPIs for the remainder of its fiscal year ended December 31, 2023. Starting on January 1, 2024, the Company began using the forms prescribed for domestic registrants and filed a Form 10-K for its fiscal year ended December 31, 2023. As of June 28, 2024, the Company determined that it requalified to be an FPI (as that term has been defined by Rule 405 of the securities act of 1933). Pursuant to Rule 405 of the securities act of 1933, the Company was immediately permitted to use forms and rules designated for FPIs. Thus, the Company began using such forms and rules as of June 28, 2024.

During January of 2023, the Company issued 6,575 ADSs (on a post-ratio change basis) or 1,315,000 ordinary shares, par value £0.0001 per share of Company, based on a price per share of £0.0001 on exercise of pre-funded warrants that had been issued in prior financing rounds. As the pre-funded warrants contained a nominal exercise price, the exercise of the pre-funded warrants resulted in nominal proceeds to the Company. On March 27, 2023, the Company, entered into a Securities Purchase Agreement (the “Purchase Agreement”) with Investors, pursuant to which the Company agreed to issue and sell an aggregate of 1,075 American Depository Shares (“ADSs”) (on a post-ratio change basis), or 215,000 ordinary shares, pre-funded warrants to purchase up to 16,112 ADS (the “Pre-Funded Warrants”), and Series C purchase warrants to purchase up to 17,187 ADSs (the “Ordinary Warrants” and together with the Pre-Funded Warrants and the ADSs, the “Securities”). In addition, the Company also issued placement agent warrants to purchase 1,289 ADSs. The purchase price for each ADS and associated Ordinary Warrants was $320 (on a post-ratio change basis) and the purchase price per each Pre-Funded Warrant and associated Ordinary Warrants was $319.80 (on a post-ratio change basis). The Ordinary Warrants were immediately exercisable, expire five (5) years from the date of issuance and the Pre-Funded Warrants may be exercised at any time until all of the Pre-Funded Warrants are exercised in full. The total net proceeds from this offering were approximately £4.0 million (or approximately $4.9 million), after deducting estimated offering expenses of approximately £0.5 million.

On March 27, 2023 the Company also agreed that certain existing warrants to purchase up to an aggregate of 14,000 ADSs of the Company that were previously issued on November 30, 2022, at an exercise price of $1,000 (on a post-ratio change basis) per ADS and expiration dates of May 30, 2025 and May 30, 2028, were amended so that the amended warrants had a reduced exercise price of $350 (on a post-ratio change basis) per ADS.

On March 12, 2024, the Company issued 62,375 ADSs representing 12,475,000 ordinary shares (on a post-ratio change basis) of the Company upon exercise of outstanding warrants resulting in gross cash proceeds to the Company of £986,772 (approximately $1,263,000).

On May 6, 2024, the Company entered into a letter agreement (the “Inducement Letter”) with certain holders (the “Holders”) of existing Series E warrants (the “Existing Warrants”) to purchase ordinary shares represented by ADSs of the Company. The Existing Warrants were issued on December 21, 2023 and have an exercise price of £17.85 per ADS. Each ADS represents 200 ordinary shares of the Company. Pursuant to the Inducement Letter, the Holders agreed to exercise for cash their Existing Warrants to purchase an aggregate of 175,000 ADSs of the Company for cash and the payment of £0.99625 (US$1.25) per new warrant in consideration for the Company’s agreement to issue new Series F warrants to purchase ordinary shares represented by ADSs (the “New Warrants”) to purchase up to 70,000,000 (on a post-ratio change basis) of the Company’s ordinary shares represented by 350,000 ADSs (the “New Warrant ADSs”). The Company received aggregate gross proceeds of approximately £3.1 million from the exercise of the Existing Warrants by the Holders, prior to deducting placement agent fees and estimated offering expenses.

On July 31, 2024, the Company changed its ratio of its ADSs to ordinary shares from one ADS representing 20 ordinary shares to one ADS representing 200 ordinary shares (the “ADS Ratio Change”). For the ADS holders, the ADS Ratio Change has the same effect as a one-for-10 reverse ADS split. As a result of the ratio change, all references in these unaudited condensed consolidated financial statements and accompanying notes to units of ordinary shares underlying ADSs are reflective of the ratio change for all periods presented. In addition, the exercise prices and the numbers of ordinary shares issuable upon the exercise of any outstanding options to purchase ordinary shares were proportionally adjusted pursuant to the respective anti-dilution terms of the share-based payment plans (see Note 13).

Risks and Uncertainties

The Company is exposed to a variety of risks in the ordinary course of business, including, but not limited to, currency risk, liquidity risk, equity price risk and credit risk. The Company regularly assesses each of these risks to minimize any adverse effects on the business as a result of those factors.

Going Concern

The Company has been focused on the development of therapeutic products based around its gamma delta T cell platform technology, with the objective of conducting clinical trials to demonstrate safety and efficacy and eventually being granted regulatory approval to market and sell its products since its incorporation. This activity was expected to be in development for several years and has incurred considerable expenditures to date in research and development expenses and in conducting clinical trials. Similar to most development and/or clinical stage biotechnology companies, the Company has not yet generated any revenues from sales of products, but has obtained cash to finance its research, development and clinical trial activities from equity, debt and grant financings and from receipts from partners under collaborative co-development agreements. The Company is expected to continue in this clinical development phase for a number of years before any product becomes marketable. The Company therefore expects to continue to incur significant losses in the foreseeable future.

As of June 30, 2024, the Company’s cash and cash equivalents amounted to approximately £1.0 million. As of June 30, 2024, the Company had working capital of £393,857. Cash used in operating activities for the six months ended June 30, 2024 was £5.1 million, and the Company expects to incur continued outflow of cash for the foreseeable future. Net (loss) income for the six months ended June 30, 2024 and 2023 was £(5.3) million and £0.4 million, respectively. In August 2024, the Company raised an additional £6.2 million ($8.0 million) through the issuance of ordinary shares and pre-funded warrants (see Note 13). Warrants representing a total of 1,142,000 ADSs have been exercised and the Company has received $1.1 million in cash receipts as of November 21, 2024, in connection with the exercise of warrants issued in August 2024.

Similar to many clinical development stage biotechnology companies, the Company’s future liquidity needs, and ability to address them, will largely be determined by the availability of capital, both generally and in particular to fund product candidates and key development and regulatory projects. As a pre-revenue biotechnology Company, operations have been financed though continuously raising capital, and management expects to continue to raise capital routinely. The Company is currently and continuously progressing various funding options to fill the projected working capital gap, which could be in the form of an equity raise or other forms of financings such as debt funding, collaborations or licensing arrangements. Management believes that the current cash funds provide sufficient capital to finance planned operations through December 2024, and thereafter we would expect to be in a position to raise significantly greater capital as the clinical program progresses. However, there can be no certainty that these initiatives will be successful and, if they are not, management will seek to deploy alternative plans, which could have a potentially significant negative impact on stockholder and asset value. Such plans could include all or any of the following: raising additional capital through low priced and/or complex equity and/or debt financings, entering transactions involving sales, joint venturing or licensing of intellectual property, reducing and/or deferring discretionary spending on research and development or clinical programs, restructuring our operating model to take advantage of our manufacturing capability to generate short term revenues or reducing our cash burn rate through reduction in planned operating costs.

The accompanying unaudited condensed consolidated financial statements have been prepared on the basis that the Company will continue as a going concern, which assumes the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has not established a source of revenues sufficient to cover its operating costs, and as such, has been dependent on ongoing funding operations primarily through ongoing initiatives to raise capital. The Company expects to require substantially more capital to fund its clinical, development and operational requirements, and therefore incur further losses over the next several years as it develops its clinical products. The Company has utilized, and expects to continue to utilize, substantial amounts of funding to implement its business strategy. If the Company is unable to maintain adequate liquidity, future operations will need to be scaled back or discontinued. Based on these circumstances, management has determined that there is substantial doubt about the Company’s ability to continue as a going concern. These unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.